Pioneer Disciplined Growth Fund
Schedule of Investments  |  November 30, 2023

A: PINDX	C: INDCX	K: INKDX	Y: INYDX

Schedule of Investments  |  11/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.3% of Net Assets
	Biotechnology — 4.1%
344,323	AbbVie, Inc.	$ 49,028,152
69,609(a)	Alnylam Pharmaceuticals, Inc.	11,711,714
48,886(a)	BioMarin Pharmaceutical, Inc.	4,452,537
117,725(a)	Ionis Pharmaceuticals, Inc.	5,823,856
93,545(a)	Natera, Inc.	5,233,843
150,945(a)	Replimune Group, Inc.	1,687,565
	Total Biotechnology	$77,937,667

	Broadline Retail — 7.3%
943,887(a)	Amazon.com, Inc.	$ 137,892,452
	Total Broadline Retail	$137,892,452

	Building Products — 2.4%
843,317	Johnson Controls International Plc	$ 44,527,138
	Total Building Products	$44,527,138

	Capital Markets — 1.9%
294,477	Charles Schwab Corp.	$ 18,057,330
161,296	Intercontinental Exchange, Inc.	18,361,936
	Total Capital Markets	$36,419,266

	Chemicals — 3.8%
164,981	Air Products and Chemicals, Inc.	$ 44,635,610
98,025	Sherwin-Williams Co.	27,329,370
	Total Chemicals	$71,964,980

	Communications Equipment — 1.3%
74,534	Motorola Solutions, Inc.	$ 24,064,793
	Total Communications Equipment	$24,064,793

	Construction Materials — 1.1%
337,774	CRH Plc	$ 21,195,318
	Total Construction Materials	$21,195,318

	Consumer Finance — 1.2%
129,185	American Express Co.	$ 22,060,922
	Total Consumer Finance	$22,060,922

	Consumer Staples Distribution & Retail — 2.2%
68,302	Costco Wholesale Corp.	$ 40,485,327
	Total Consumer Staples Distribution & Retail	$40,485,327

1Pioneer Disciplined Growth Fund |  | 11/30/23

Shares		Value
	Electrical Equipment — 0.6%
48,500	Eaton Corp. Plc	$ 11,042,965
	Total Electrical Equipment	$11,042,965

	Electronic Equipment, Instruments & Components — 4.4%
153,408	Amphenol Corp., Class A	$ 13,958,594
139,083	CDW Corp.	29,329,823
294,810(a)	Keysight Technologies, Inc.	40,061,731
	Total Electronic Equipment, Instruments & Components	$83,350,148

	Energy Equipment & Services — 2.4%
850,344	Schlumberger, NV	$ 44,251,902
	Total Energy Equipment & Services	$44,251,902

	Entertainment — 2.2%
439,098(a)	Walt Disney Co.	$ 40,699,994
	Total Entertainment	$40,699,994

	Financial Services — 2.2%
311,991(a)	Fiserv, Inc.	$ 40,749,144
	Total Financial Services	$40,749,144

	Health Care Equipment & Supplies — 3.5%
194,513	Abbott Laboratories	$ 20,285,761
145,710(a)	Intuitive Surgical, Inc.	45,292,496
	Total Health Care Equipment & Supplies	$65,578,257

	Health Care Providers & Services — 1.9%
65,179	UnitedHealth Group, Inc.	$ 36,042,032
	Total Health Care Providers & Services	$36,042,032

	Hotels, Restaurants & Leisure — 0.9%
385,935	Las Vegas Sands Corp.	$ 17,799,322
	Total Hotels, Restaurants & Leisure	$17,799,322

	Household Products — 3.4%
801,875	Colgate-Palmolive Co.	$ 63,163,694
	Total Household Products	$63,163,694

	Interactive Media & Services — 6.3%
290,895(a)	Alphabet, Inc., Class A	$ 38,552,314
1,091,775(a)	Bumble, Inc., Class A	15,132,002
127,319(a)	Meta Platforms, Inc., Class A	41,652,411
692,371(a)	Pinterest, Inc., Class A	23,589,080
	Total Interactive Media & Services	$118,925,807

Pioneer Disciplined Growth Fund |  | 11/30/232

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Shares		Value
	IT Services — 2.1%
118,450	Accenture Plc, Class A	$ 39,460,433
	Total IT Services	$39,460,433

	Life Sciences Tools & Services — 3.3%
228,174	Danaher Corp.	$ 50,953,536
75,894(a)	Repligen Corp.	11,934,331
	Total Life Sciences Tools & Services	$62,887,867

	Machinery — 3.6%
136,607	Deere & Co.	$ 49,780,957
86,699	IDEX Corp.	17,485,454
	Total Machinery	$67,266,411

	Oil, Gas & Consumable Fuels — 6.3%
210,319	Cheniere Energy, Inc.	$ 38,309,606
497,126	Occidental Petroleum Corp.	29,405,003
392,804	Range Resources Corp.	12,766,130
565,022	Shell Plc (A.D.R.)	37,178,447
	Total Oil, Gas & Consumable Fuels	$117,659,186

	Personal Care Products — 1.0%
141,506	Estee Lauder Cos., Inc., Class A	$ 18,068,901
	Total Personal Care Products	$18,068,901

	Pharmaceuticals — 2.4%
180,255(a)	Arvinas, Inc.	$ 3,960,202
70,828	Eli Lilly & Co.	41,862,181
	Total Pharmaceuticals	$45,822,383

	Semiconductors & Semiconductor Equipment — 7.4%
239,598(a)	Advanced Micro Devices, Inc.	$ 29,029,694
44,235(a)	ARM Holdings Plc (A.D.R.)	2,720,452
25,823	Lam Research Corp.	18,487,202
926,631	Microchip Technology, Inc.	77,318,091
73,583	Texas Instruments, Inc.	11,236,860
	Total Semiconductors & Semiconductor Equipment	$138,792,299

	Software — 11.0%
54,388(a)	Adobe, Inc.	$ 33,231,612
33,712(a)	ANSYS, Inc.	9,889,752
246,574(a)	Autodesk, Inc.	53,859,159
64,478	Intuit, Inc.	36,846,598
3Pioneer Disciplined Growth Fund |  | 11/30/23

Shares		Value
	Software — (continued)
163,253(a)	Palo Alto Networks, Inc.	$ 48,174,328
36,021(a)	ServiceNow, Inc.	24,701,040
	Total Software	$206,702,489

	Specialized REITs — 5.2%
209,078	American Tower Corp.	$ 43,651,305
378,587	Crown Castle, Inc.	44,400,683
71,789	Digital Realty Trust, Inc.	9,962,878
	Total Specialized REITs	$98,014,866

	Specialty Retail — 3.0%
112,644	Home Depot, Inc.	$ 35,312,767
157,641	Ross Stores, Inc.	20,553,234
	Total Specialty Retail	$55,866,001

	Technology Hardware, Storage & Peripherals — 0.9%
522,170(a)	Pure Storage, Inc., Class A	$ 17,393,483
	Total Technology Hardware, Storage & Peripherals	$17,393,483

	Total Common Stocks (Cost $1,665,767,085)	$1,866,085,447

	SHORT TERM INVESTMENTS — 0.6% of Net Assets
	Open-End Fund — 0.6%
10,861,963(b)	Dreyfus Government Cash Management, Institutional Shares, 5.24%	$ 10,861,963
		$10,861,963

	TOTAL SHORT TERM INVESTMENTS (Cost $10,861,963)	$10,861,963

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $1,676,629,048)	$1,876,947,410
	OTHER ASSETS AND LIABILITIES — 0.1%	$1,105,792
	net assets — 100.0%	$1,878,053,202

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2023.
Pioneer Disciplined Growth Fund |  | 11/30/234

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,866,085,447	$—	$—	$1,866,085,447
Open-End Fund	10,861,963	—	—	10,861,963
Total Investments in Securities	$1,876,947,410	$—	$—	$1,876,947,410
During the period ended November 30, 2023, there were no transfers in or out of Level 3.
5Pioneer Disciplined Growth Fund |  | 11/30/23